Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Cash flow hedge [Member]
Accounting Policies [Line Items]
Cash flow projection period	P10Y
Impairment of non-financial assets [Member]
Accounting Policies [Line Items]
Cash flow projection period	P5Y
Bottom of Range [Member]
Accounting Policies [Line Items]
Net income for each period absorbed, percentage	30.00%
Bottom of Range [Member] | Impairment of non-financial assets [Member]
Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	2.00%
Pre-tax discount rates	7.70%
Top of Range [Member] | Impairment of non-financial assets [Member]
Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	3.00%
Pre-tax discount rates	10.70%
Computer Software [Member] | Weighted average [Member]
Accounting Policies [Line Items]
Intangible assets, estimated useful life	4 years